Derivative Instruments and Hedging Activities (Narrative) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments with credit-risk-related contingent features in a liability position	1,281,782	1,590,026
Collateral posted	63,703	257,852
Potential additional collateral	150,379	173,559
Exposure to counterparty credit risk	835,094	1,453,925
Collateral netted against derivative assets	11,188	76,690
Foreign Financial Institutions [Member]
Exposure to counterparty credit risk	76,055	93,797
Foreign Non-Financial Institutions [Member]
Exposure to counterparty credit risk	8,377	5,990
Domestic Financial Institutions [Member]
Exposure to counterparty credit risk	58,225	47,628
Domestic Non-Financial Institutions [Member]
Exposure to counterparty credit risk	692,437	1,306,510